VIA EDGAR

February 14, 2013

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Parameter Capital Management, LLC

Ladies and Gentlemen:

On behalf of Parameter Capital Management, LLC, enclosed for filing with the Securities and Exchange Commission pursuant to the requirements of
Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1 thereunder, please find the attached report on Form 13F for the reporting period ended December 31, 2012.

These materials are being submitted electronically pursuant to Rule 101(a)(1)(iii) of Regulation S-T.

Should you have any questions regarding the enclosures, please contact the undersigned at (203) 890-2094.

Very truly yours,

Peter Nussbaum

Enclosures

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: _____
 This Amendment (Check only one):             [_] is a restatement.
                                              [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Parameter Capital Management, LLC
Address:        330 Madison Avenue, 6/th/ Floor.
                New York, New York 10017

Form 13F File Number: 28-14295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Peter Nussbaum
Title:          Authorized Person
Phone:          203-890-2094

Signature, Place, and Date of Signing:

   /s/ Peter Nussbaum        Stamford, Connecticut       February 14, 2013
------------------------  --------------------------  ------------------------
      [Signature]               [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1

Form 13F Information Table Entry Total:              89*

Form 13F Information Table Value Total:              $350,531
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.             Form 13F File Number        Name
    ---             --------------------        ----

    1               28-13297                    S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

Column 1                       Column 2 Column 3  Column 4          Column 5              Column 6    Column 7     Column 8
                               Title of            Value   SH or PRN                     Investment    Other   Voting Authority
Name of Issuer                  Class    CUSIP    (x$1000)  Amount   SH/PRN Put / Call   Discretion   Manager  Sole Shared  None

AERCAP HOLDINGS NV             Common   N00985106    2,675   195,000 SH                Shared-Defined        1      195,000
AFLAC INC                      Option   001055902    3,984    75,000        Call       Shared-Defined        1       75,000
AGCO CORP                      Common   001084102    1,965    40,000 SH                Shared-Defined        1       40,000
AIR PRODS & CHEMS INC          Common   009158106    4,201    50,000 SH                Shared-Defined        1       50,000
ALBEMARLE CORP                 Common   012653101    2,795    45,000 SH                Shared-Defined        1       45,000
ALLSTATE CORP                  Common   020002101   13,256   330,000 SH                Shared-Defined        1      330,000
AMERICAN EXPRESS CO            Common   025816109    4,024    70,000 SH                Shared-Defined        1       70,000
APARTMENT INVT & MGMT CO       Common   03748R101    2,841   105,000 SH                Shared-Defined        1      105,000
ASHLAND INC NEW                Common   044209104    2,549    31,700 SH                Shared-Defined        1       31,700
ASTORIA FINL CORP              Common   046265104    2,808   300,000 SH                Shared-Defined        1      300,000
AUTOLIV INC                    Common   052800109    1,348    20,000 SH                Shared-Defined        1       20,000
AXIS CAPITAL HOLDINGS INV      Common   G0692U109    5,778   166,800 SH                Shared-Defined        1      166,800
BANK OF AMERICA CORPORATION    Option   060505954    2,320   200,000        Put        Shared-Defined        1      200,000
BB&T CORP                      Common   054937107    9,170   315,000 SH                Shared-Defined        1      315,000
BRANDYWINE RLTY TR             Common   105368203    1,219   100,000 SH                Shared-Defined        1      100,000
BRE PROPERTIES INC             Common   05564E106    2,033    40,000 SH                Shared-Defined        1       40,000
CAI INTERNATIONAL INC          Common   12477X106    1,646    75,000 SH                Shared-Defined        1       75,000
CAPITAL ONE FINL CORP          Common   14040H105    2,897    50,000 SH                Shared-Defined        1       50,000
CATERPILLAR INC DEL            Common   149123101    2,687    30,000 SH                Shared-Defined        1       30,000
CELANESE CORP DEL              Common   150870103    3,117    70,000 SH                Shared-Defined        1       70,000
CITIGROUP INC                  Common   172967424    1,582    40,000 SH                Shared-Defined        1       40,000
COMERICA INC                   Common   200340107    1,972    65,000 SH                Shared-Defined        1       65,000
COMMERCE BANCSHARES INC        Common   200525103    5,259   150,000 SH                Shared-Defined        1      150,000
CON-WAY INC                    Common   205944101    1,669    60,000 SH                Shared-Defined        1       60,000
CYTEC INDS INC                 Common   232820100    4,130    60,000 SH                Shared-Defined        1       60,000
DCT INDUSTRIAL TRUST INC       Common   233153105    1,947   300,000 SH                Shared-Defined        1      300,000
DDR CORP                       Common   23317H102    1,566   100,000 SH                Shared-Defined        1      100,000
DOVER CORP                     Common   260003108    5,585    85,000 SH                Shared-Defined        1       85,000
DU PONT E I DE NEMOURS & CO    Common   263534109    2,249    50,000 SH                Shared-Defined        1       50,000
DUFF & PHELPS CORP NEW         Common   26433B107    7,341   470,000 SH                Shared-Defined        1      470,000
EMERSON ELEC CO                Common   291011104    2,383    45,000 SH                Shared-Defined        1       45,000
EVEREST RE GROUP LTD           Common   G3223R108    2,199    20,000 SH                Shared-Defined        1       20,000
F M C CORP                     Common   302491303    4,096    70,000 SH                Shared-Defined        1       70,000
FEDERATED INVS INC PA          Common   314211103    5,476   270,700 SH                Shared-Defined        1      270,700
FIFTH THIRD BANCORP            Common   316773100    3,418   225,000 SH                Shared-Defined        1      225,000
FIRST HORIZON NATL CORP        Common   320517105    2,478   250,000 SH                Shared-Defined        1      250,000
FIRST NIAGARA FINL GP INC      Common   33582V108    1,427   180,000 SH                Shared-Defined        1      180,000
FIRSTMERIT CORP                Common   337915102    1,419   100,000 SH                Shared-Defined        1      100,000
FORD MTR CO DEL                Common   345370860    1,295   100,000 SH                Shared-Defined        1      100,000
GENERAL ELECTRIC CO            Common   369604103    1,889    90,000 SH                Shared-Defined        1       90,000
GEORGIA GULF CORP              Common   373200302    2,477    60,000 SH                Shared-Defined        1       60,000
GLOBAL CASH ACCESS HLDGS INC   Common   378967103    1,247   159,000 SH                Shared-Defined        1      159,000
GRAINGER W W INC               Common   384802104    4,655    23,000 SH                Shared-Defined        1       23,000
HARSCO CORP                    Common   415864107      251    10,700 SH                Shared-Defined        1       10,700
HCP INC                        Common   40414L109    1,807    40,000 SH                Shared-Defined        1       40,000
HONEYWELL INTL INC             Common   438516106    6,030    95,000 SH                Shared-Defined        1       95,000
HOST HOTELS & RESORTS INC      Common   44107P104    2,194   140,000 SH                Shared-Defined        1      140,000
HUDSON CITY BANCORP            Common   443683107    4,472   550,000 SH                Shared-Defined        1      550,000

Column 1                       Column 2 Column 3  Column 4          Column 5              Column 6    Column 7     Column 8
                               Title of            Value   SH or PRN                     Investment    Other   Voting Authority
Name of Issuer                  Class    CUSIP    (x$1000)  Amount   SH/PRN Put / Call   Discretion   Manager  Sole Shared  None
ILLINOIS TOOL WKS INC          Common   452308109    2,736    45,000 SH                Shared-Defined        1       45,000
INTERCONTINENTALEXCHANGE INC   Common   45865V100    4,952    40,000 SH                Shared-Defined        1       40,000
INVESCO LTD                    Common   G491BT108    3,914   150,000 SH                Shared-Defined        1      150,000
INVESTMENT TECHNOLOGY GRP NE   Common   46145F105    5,850   650,000 SH                Shared-Defined        1      650,000
JOY GLOBAL INC                 Common   481165108    1,595    25,000 SH                Shared-Defined        1       25,000
JPMORGAN CHASE & CO            Common   46625H100    6,156   140,000 SH                Shared-Defined        1      140,000
KIMCO RLTY CORP                Common   49446R109    1,932   100,000 SH                Shared-Defined        1      100,000
LIBERTY PPTY TR                Common   531172104    1,431    40,000 SH                Shared-Defined        1       40,000
LINCOLN NATL CORP IND          Common   534187109   12,173   470,000 SH                Shared-Defined        1      470,000
LINCOLN NATL CORP IND          Option   534187909   15,540   600,000        Call       Shared-Defined        1      600,000
MARSH & MCLENNAN COS INC       Common   571748102    5,067   147,000 SH                Shared-Defined        1      147,000
MB FINANCIAL INC NEW           Common   55264U108    3,753   190,000 SH                Shared-Defined        1      190,000
METLIFE INC                    Option   59156R908    4,941   150,000        Call       Shared-Defined        1      150,000
NASDAQ OMX GROUP INC           Common   631103108   12,005   480,000 SH                Shared-Defined        1      480,000
NASDAQ OMX GROUP INC           Option   631103908    2,501   100,000        Call       Shared-Defined        1      100,000
NATIONAL FINL PARTNERS CORP    Common   63607P208    1,714   100,000 SH                Shared-Defined        1      100,000
NORTHERN TR CORP               Common   665859104    5,016   100,000 SH                Shared-Defined        1      100,000
PENTAIR LTD                    Common   H6169Q108    2,949    60,000 SH                Shared-Defined        1       60,000
PNC FINL SVCS GROUP INC        Common   693475105    4,082    70,000 SH                Shared-Defined        1       70,000
PNC FINL SVCS GROUP INC        Option   693475905    8,747   150,000        Call       Shared-Defined        1      150,000
PRIVATEBANCORP INC             Common   742962103    3,524   230,000 SH                Shared-Defined        1      230,000
PRUDENTIAL FINL INC            Common   744320102    9,333   175,000 SH                Shared-Defined        1      175,000
PRUDENTIAL FINL INC            Option   744320902    3,733    70,000        Call       Shared-Defined        1       70,000
RAYMOND JAMES FINANCIAL INC    Common   754730109    3,082    80,000 SH                Shared-Defined        1       80,000
ROCKWELL AUTOMATION INC        Option   773903909    1,680    20,000        Call       Shared-Defined        1       20,000
SCHWAB CHARLES CORP NEW        Common   808513105    1,580   110,000 SH                Shared-Defined        1      110,000
SPDR S&P 500 ETF TR            Option   78462F953   12,827    90,000         Put       Shared-Defined        1       90,000
STATE STR CORP                 Common   857477103    6,581   140,000 SH                Shared-Defined        1      140,000
SUNTRUST BKS INC               Common   867914103    4,253   150,000 SH                Shared-Defined        1      150,000
TCF FINL CORP                  Common   872275102    3,281   270,000 SH                Shared-Defined        1      270,000
TEREX CORP NEW                 Common   880779103      984    35,000 SH                Shared-Defined        1       35,000
TIMKEN CO                      Common   887389104    1,674    35,000 SH                Shared-Defined        1       35,000
TITAN INTL INC ILL             Common   88830M102    2,913   134,100 SH                Shared-Defined        1      134,100
UNITED PARCEL SERVICE INC      Common   911312106    2,949    40,000 SH                Shared-Defined        1       40,000
UNITED TECHNOLOGIES CORP       Common   913017109    4,109    50,100 SH                Shared-Defined        1       50,100
UNUM GROUP                     Common   91529Y106    3,331   160,000 SH                Shared-Defined        1      160,000
VALIDUS HOLDINGS LTD           Common   G9319H102    6,743   195,000 SH                Shared-Defined        1      195,000
WEBSTER FINL CORP CONN         Common   947890109    3,853   187,500 SH                Shared-Defined        1      187,500
WERNER ENTERPRISES INC         Common   950755108    2,167   100,000 SH                Shared-Defined        1      100,000
WESCO INTL INC                 Common   95082P105    4,046    60,000 SH                Shared-Defined        1       60,000
XL GROUP PLC                   Common   G98290102    5,012   200,000 SH                Shared-Defined        1      200,000